Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Lease [Abstract]
Contractual term	2 years
Amortization and short-term rental charges	$ 38,800
Short-term rental charges	4,090
Operating lease expense	0	$ 92,068
Right-of-use assets	93,806		$ 132,606
Current lease liabilities	89,414		80,412
Non-current lease liabilities	$ 10,196		$ 53,350